General Information, Statement of Compliance and Basis of Presentation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 12, 2023	Oct. 18, 2022	Dec. 31, 2020
Disclosure of classes of share capital
Net losses	€ 39,700	€ 57,041	€ 47,003
Accumulated deficit	316,500
Increase in cash and cash equivalents	33,895	(42,533)	(35,230)
Cash and cash equivalents	€ 75,283	€ 41,388	€ 83,921			€ 119,151
EIB fixed rate loan
Disclosure of classes of share capital
Milestone payment				€ 20,000	€ 20,000